Class S2 Shares | ING Clarion Real Estate Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses Class S2 Shares		Class S2 Shares ING Clarion Real Estate Portfolio Class S2
Management Fee	[1]	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	0.06%
Total Annual Portfolio Operating Expenses	[1]	1.38%
Waivers and Reimbursements	[1][2]	(0.37%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	[1]	1.01%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

Expense Example Class S2 Shares (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Clarion Real Estate Portfolio Class S2	103	366	687	1,595